Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$29,056,052.61	0.0922414	$4,834,006.02	0.0153461	$24,222,046.59
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$488,316,052.61	0.4862447	$464,094,006.02	0.4621254	$24,222,046.59

Weighted Avg. Coupon (WAC)	4.39%		4.40%
Weighted Avg. Remaining Maturity (WARM)	39.25		38.40
Pool Receivables Balance	$555,117,275.87		$527,178,407.82
Remaining Number of Receivables	46,963		45,806

Adjusted Pool Balance	$545,635,677.59		$518,266,133.42

III. COLLECTIONS

Principal:
Principal Collections	$27,382,318.66
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$639,193.62
Total Principal Collections	$28,021,512.28

Interest:
Interest Collections	$2,031,390.73
Late Fees & Other Charges	$36,246.92
Interest on Repurchase Principal	$-
Total Interest Collections	$2,067,637.65

Collection Account Interest	$2,018.39
Reserve Account Interest	$441.18
Servicer Advances	$-

Total Collections	$30,091,609.50

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$30,091,609.50
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,091,609.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$462,597.73		$462,597.73	$462,597.73
Collection Account Interest					$2,018.39
Late Fees & Other Charges					$36,246.92
Total due to Servicer					$500,863.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$15,012.29		$15,012.29
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$406,793.96		$406,793.96	$406,793.96

Available Funds Remaining:					$29,183,952.50

3. Principal Distribution Amount:					$24,222,046.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,222,046.59
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		24,222,046.59		$24,222,046.59
Total Noteholders Principal				$24,222,046.59

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificate holder					4,961,905.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,481,598.28
Beginning Period Amount	$9,481,598.28
Current Period Amortization	$569,323.89
Ending Period Required Amount	$8,912,274.40
Ending Period Amount	$8,912,274.40
Next Distribution Date Required Amount	$8,364,303.66

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$57,319,624.98	$54,172,127.40	$54,172,127.40
Overcollateralization as a % of Adjusted Pool	10.51%	10.45%	10.45%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	45,305	98.54%	$519,490,186.25
30 - 60 Days	0.91%	415	1.22%	$6,406,351.97
61 - 90 Days	0.15%	70	0.19%	$1,004,836.57
91 + Days	0.03%	16	0.05%	$277,033.03
		45,806		$527,178,407.82
Total
Delinquent Receivables 61 + days past due	0.19%	86	0.24%	$1,281,869.60
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	82	0.23%	$1,263,531.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	77	0.20%	$1,194,564.13
Three-Month Average Delinquency Ratio	0.17%		0.23%

Repossession in Current Period		32		$518,274.50
Repossession Inventory		46		$445,474.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$556,549.39
Recoveries				$(639,193.62)
Net Charge-offs for Current Period				$(82,644.23)

Beginning Pool Balance for Current Period				$555,117,275.87

Net Loss Ratio				-0.18%
Net Loss Ratio for 1st Preceding Collection Period				-0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.43%
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$4,911,285.76
Cumulative Net Losses as a % of Initial Pool Balance				0.44%

Principal Balance of Extensions				$1,420,900.48
Number of Extensions				94

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